PRO FORMA ADJUSTMENTS AND ASSUMPTIONS	6 Months Ended
Nov. 30, 2012
Pro Forma Adjustments And Assumptions
PRO FORMA ADJUSTMENTS AND ASSUMPTIONS
NOTE 2. PRO FORMA ADJUSTMENTS AND ASSUMPTIONS

The accompanying unaudited pro forma combined financial statements have been prepared as if the Acquisition was completed on (1) November 30, 2012 for Red Mountain and December 31, 2012 for Cross Border for balance sheet purposes and (2) June 1, 2011 for Red Mountain and January 1, 2012 for Cross Border for statements of operations purposes. The accompanying unaudited pro forma combined financial statements reflect the following pro forma adjustments:

A.	To eliminate intercompany receivables and payables. Cross Border owed Red Mountain $204,479 and $215,495 as of December 31, 2012 and November 30, 2012, respectively.

B.
To record 11,996,710 shares of common stock of Red Mountain, valued at $10,569,282, based on the closing price on the Over the Counter Bulletin Board (the “OTCBB”) on the dates of issuance, that were issued to acquire shares of Cross Border common stock from December 1, 2012 through the closing of the Acquisition.

C.
To eliminate Red Mountain’s equity method investment in outstanding shares of common stock of Cross Border and equity method losses for the fiscal year ended May 31, 2012 and the six months ended November 30, 2012. To record minority interest for the 22% of Cross Border’s outstanding common stock not owned by Red Mountain as of January 28, 2013 (the “Minority Interest”). The Minority Interest was valued at $6,358,594 based on the fair value of Cross Border’s outstanding common stock on January 28, 2013.

D.
To eliminate Red Mountain’s investment in warrants to acquire common stock of Cross Border at November 30, 2012 and the change in fair value during the fiscal year ended May 31, 2012 and the six months ended November 30, 2012.

E.	To record adjustments to the fair value of the oil and natural gas properties and other property and equipment acquired.

F.	To eliminate Cross Border’s $101,045 of deferred debt financing costs at December 31, 2012.

G.
To eliminate Cross Border’s subordinated debt and accrued interest thereon held by Red Mountain as of December 12, 2012 and interest expense for the twelve months ended June 30, 2012 and the six months ended December 31, 2012.

H.	Adjustment to reduce the combined common stock to par value of Red Mountain shares outstanding after the Acquisition.

I.	To eliminate Cross Border’s accumulated deficit.

J.
Pro forma depletion expense gives effect to the Acquisition which required the application of purchase accounting.  The expense was calculated using estimated proved reserves as of the beginning of the period, production for the applicable period, and the fair value of the purchase price allocated to proved oil and gas properties.

K.	To eliminate transaction costs incurred by Red Mountain for the fiscal year ended May 31, 2012 and the six months ended November 30, 2012.

L.
Adjustment to basic and diluted weighted average common shares outstanding for the fiscal year ended May 31, 2012 to remove the shares of outstanding Cross Border common stock and to reflect the 15,738,002 shares of Red Mountain common stock that were issued to acquire shares of Cross Border common stock from June 1, 2012 to the date of the Acquisition.

M.
Adjustment to basic and diluted weighted average common shares outstanding for the six months ended November 30, 2012 to remove the shares of outstanding Cross Border common stock and to reflect the 11,996,710 shares of Red Mountain common stock that were issued to acquire shares of Cross Border common stock from December 1, 2012 to the date of the Acquisition.